CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions paid to common shareholders, net of reinvestment	$ 10,177	$ 10,627	$ 9,762
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment	$ 657	$ 746	$ 772